Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings of the Company

Borrowings of the Company consisted of the following:

	June 30, 2025	December 31, 2024
Silverview Loan	$10,382,438	$10,682,438
PPP Loan	2,269,456	2,269,456
COVID19 TTS Loan	39,247	39,247
City of Eugene	389,875	389,875
Total Notes Payable	13,081,016	13,381,016
Less: Debt Issuance Costs	(101,587)	(140,082)
	$12,979,429	$13,240,934

Borrowings of the Company, not including the Convertible Notes discussed in Note 5, consisted of the following:

	December 31, 2024	December 31, 2023
Silverview Loan	$10,682,438	$12,250,000
PPP Loan	2,269,456	2,269,456
COVID19 TTS Loan	39,247	—
City of Eugene	389,875	—
2023 Channel Partners Loan	—	149,824
Total Notes Payable	13,381,016	14,669,280
Less: Debt Issuance Costs	(140,082)	(398,324)
	$13,240,934	$14,270,956

Schedule of Principal Repayments

The following table represents principal repayments from 2025 and the years through 2029 and thereafter:

Years Ending	Amount
2025	3,544,917
2026	9,230,229
2027	66,789
2028	239,081
2029	—
thereafter	—
$13,081,016

The following table represents principal repayments from 2025 and the years through 2029 and thereafter:

Years Ending	Amount
2025	$3,829,169
2026	9,245,977
2027	66,789
2028	239,081
2029	—
there after	—
$13,381,016